12. SEGMENTS	18 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
12. SEGMENTS

The Company is engaged in the development and commercialization of human plasma and plasma-derived therapeutics.  The Company also operates an FDA-licensed source plasma collection facility located in Norcross, Georgia.  The Company defines its segments as those business units whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to analyze performance and allocate resources.

The plasma collection center segment includes the Company’s operation in Georgia.  The research and development segment includes the Company’s plasma development operations in New Jersey.

Summarized financial information concerning reportable segments is shown in the following table:

Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Interest expense, net	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property and equipment at cost, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552
Year ended December 31, 2012	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$1,118,118	$	---	$	---	$1,118,118
Loss from operations	(1,297,802)		(3,469,078)		(3,142,289)	(7,909,169)
Interest expense, net	---		---		(9,759)	(9,759)
Loss before income taxes	(1,297,802)		(3,469,078)		(3,152,048)	(7,918,928)
Property and equipment at cost, net	687,462		5,967		85,868	779,297
Depreciation and amortization expense	164,514		4,558		13,017	182,089

Six Months Ended June 30, 2012	Plasma Collection Center	Research and Development	Corporate	Consolidated
Revenues	$234,496	$-	$-	$234,496
Cost of product revenue	144,070	-	-	144,070
Gross profit	90,426	-	-	90,426
Loss from operations	(748,035)	(260,494)	(1,411,513)	(2,420,042)
Other income (expense)	(4,370)	-	2,768	(1,602)
Loss before income taxes	(752,405)	(260,494)	(1,408,745)	(2,421,644)
Property and equipment, net	741,229	20,512	63,495	825,236
Depreciation and amortization expense	81,036	8,412	2,399	91,847

Six Months Ended June 30, 2013	Plasma Collection Center	Research and Development	Corporate	Consolidated
Revenues	$1,529,909	$-	$6,296	$1,536,205
Cost of product revenue	1,014,807	-	-	1,014,807
Gross profit	515,102	-	6,296	521,398
Loss from operations	(540,180)	(4,937,934)	(2,515,102)	(7,993,216)
Other expense	(3,921)	-	(139,954)	(143,875)
Loss before income taxes	(544,101)	(4,937,934)	(2,655,056)	(8,137,091)
Property and equipment, net	661,934	4,348	183,635	849,917
Depreciation and amortization expense	86,282	1,619	16,287	104,188

The “Corporate” column includes general and administrative overhead expenses.  The column for Research and Development expense includes the loss on sale of research and development inventory incurred during the year ended December 31, 2011.

Property and equipment, net, included in the “Corporate” column above includes assets related to corporate and support functions.